UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: July 31, 2009
Date of reporting period: July 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Annual Report
July 31, 2009

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

This report is not to be distributed
unless preceded or accompanied
by a prospectus.

Shareholder Account Access
now available at
www.equitrust.com

737-028(09)

PRESIDENT’S LETTER

Dear Shareholders:

As of July 31, 2009, the U.S. economy had endured over 18 months of recession, making it the longest lasting economic contraction for the country in the post-WWII period. The country’s gross domestic product (“GDP”) contracted outright in four quarters, with the worst declines occurring in the last quarter of 2008 and the first quarter of 2009. Industrial production dropped sharply, with some measures of output dropping to lows not seen in generations. U.S. unemployment, at 9.4% in July, measures more than twice its level at the start of the recession and threatens to eclipse the post-WWII record of 10.8% reached in the 1980s. The economic downturn spread world-wide, with most regions showing some degree of slowing and many experiencing contraction.

Governments and central banks responded with unprecedented fiscal and monetary actions. China has been the world’s example in scope and speed of fiscal stimulus. The Chinese government’s focus has been on public works and infrastructure projects, but it has also attempted to spur domestic consumption. Our own government has enacted programs intended to ease the pain of unemployment and support essential functions of state and local government. It has additionally incorporated an element of infrastructure stimulus meant to salvage jobs while simultaneously improving the country’s ecological impact.

Central banks world-wide have likewise taken drastic steps to stunt the impact of recession and jump-start growth. For example, the U.S. Federal Reserve has lowered the Fed Funds rate from 4.25% around the start of recession in late 2007 to its current target of 0-0.25%. The Fed has also undertaken emergency lending powers to support credit markets after trade and lending world-wide froze in response to the recession’s most violent seizures. These types of actions became common among central banks throughout the world.

There are now observable signs that the recession has at least seen its worst, though the shape and timing of recovery are not yet well-defined. U.S. GDP appears to have declined at an annualized rate of 1.0% in second quarter 2009, a significant reduction from the declines of 5.4% and 6.4%, respectively, in the fourth quarter of 2008 and first quarter of 2009. While the absolute rate of unemployment remains high and continues to expand, the pace of additions appears to have peaked. Home sales, one key driver of this recession, appear to have bottomed, as well, with falling prices now actually benefiting this measure by improving affordability and, consequently, driving sales.

Stock prices and credit spreads are additional indicators that global economic conditions are at least slowing their descent, if not improving. The S&P 500 Composite Stock Index (the “S&P 500”) hit its cycle low in March of this year, at a level nearly 57% below its prior cycle peak, reached in October 2007. Like stock markets worldwide, the S&P 500 then surged to begin a new bull cycle. The S&P 500 still recorded a loss for the twelve-month period ended July 31, 2009, a total return of -19.96%, as the surge from the March lows erased only part of the period’s losses.

Yield spreads reflect the additional yield over risk-free U.S. Treasury securities that investors require as compensation for bearing credit and liquidity risks. Spreads widened at the peak of the recession and the seizure in financial markets. Similar to equities, though, the fixed-income markets have witnessed a rapid resumption of risk-taking since March, and spreads have declined as a result. Overall, the period was most favorable for low-risk to moderately risky assets. The Barclays Capital U.S. MBS Index gained 10.43%, followed by the Barclays Capital U.S. Corporate Investment Grade Index at 9.14%. The broad Barclays Capital U.S. Aggregate Index returned 7.85% for the period, while the Barclays Capital U.S. Treasury Index returned 6.46%. The Barclays Capital U.S. High Yield Index returned 4.94%.

It appears the economy and, consequently, the financial markets, have survived through the trough of this down-cycle. Full recovery will take time, while even a sustainable recovery may not be imminent in the near-term. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

September 18, 2009

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PERFORMANCE GRAPH WORKSHEET

Treasury yields fell over the twelve-month period ended July 31, 2009. During the period the two-year Treasury fell by 140 basis points (“bp”) (1.40%) to 2.51%, the ten-year Treasury fell by 47 bp (0.47%) to 3.48% and the thirty year Treasury fell by 27 bp (0.27%) to 4.30%.

During the twelve-month period ended July 31, 2009, the High Grade Bond Portfolio Class A and Class B shares underperformed the Aggregate Index, as reflected by the 6.21% and 5.76% non-standardized total returns produced by the Class A and B shares, respectively versus the 7.85% total return produced by the Aggregate Index.

The total returns for the major components of the Index for this period were as follow: U.S. mortgage-backed securities (38% of the Index), 10.43%; U.S. Treasury (26% of the Index) 6.46%; and U.S. Investment Grade Corporate (19% of the Index), 9.14%. The Aggregate Index had an effective duration1 of 4.31 as of July 31, 2009. In comparison, the Portfolio had approximately 49% of its assets in mortgage-backed securities, 38% in corporate securities, 11% in cash equivalents and 2% in commercial mortgage-backed securities with an effective duration of 4.93. Based on this measure, both the Portfolio and the Aggregate Index would be expected to respond relatively the same to any given movement in interest rates. The Portfolio underperformed the Aggregate Index because its overexposure to outperforming mortgage-backed issues and underexposure to underperforming U.S. Treasury issues was not enough to overcome its overexposure to underperforming cash equivalents and Fund expenses.

Credit spreads have declined dramatically from the historically wide levels at the start of the year. We feel these spread levels are fair for the risk we are taking but do not warrant an overly aggressive investment posture so we plan to maintain duration near that of the Aggregate Index.

During the reporting period, there were no major changes to the Portfolio in terms of exposure to major asset groups.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

PERFORMANCE GRAPH WORKSHEET

During the twelve-month period ended July 31, 2009, the .19% and (-.05%) total returns produced by the Strategic Yield Class A and B shares, respectively, were less than the 7.72% total return produced by the Lehman Brothers U.S. Credit/High Yield Index.

The total returns for the two components of the U.S. Credit/High Yield Index over this period were as follows: U.S. investment grade credit (83% of the Index), 10.94%; and U.S. high yield securities (17% of the Index), 4.94%. In comparison, the Portfolio had approximately 41% of its assets invested in corporate securities rated non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 48% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, and 11% of its assets invested in cash equivalents.

The Portfolio had a lower return than the High Yield Index during the period because of its larger exposure to high yield issues, Portfolio expenses, and the underperformance of specific issues, primarily in the financial sector.

During the period, the major changes to the Portfolio were a 7% decrease in its exposure to high yield issues, a 1% increase in investment grade rated issues and a 6% increase in cash equivalents.

High yield and lower investment grade spreads have narrowed dramatically but continue to remain at historically wide levels and continue to look attractive relative to risk free Treasury issues.

PERFORMANCE GRAPH WORKSHEET

For the twelve-month period ended July 31, 2009, the Managed Portfolio’s A and B shares generated returns of -10.98% and -11.33% non-standardized, respectively, compared to the S&P 500’s return of -19.96%. This Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing both income and the potential for capital appreciation. It will therefore own stocks, high quality fixed-income securities and cash instruments. Its weights among these three asset classes generally reflect our estimation of relative value within each.

Stocks in general declined over this period, as is evident in the nearly 20% loss incurred by the S&P 500. As would be expected, the Portfolio’s equity holdings, which averaged 71.49% of the Portfolio’s assets for the period, also declined in value. Similar to the S&P 500, the Portfolio’s heaviest losses occurred in the energy, industrials and financial sectors. The Portfolio’s equity allocation declined less than the Index within its energy and financials exposure, however, accounting for a portion of the Portfolio’s out-performance against the S&P 500.

Historically, the Portfolio has generally owned more stocks than fixed-income and cash combined. Over the 12-month period, the Portfolio averaged a weight of 23.40% for its fixed-income allocation and 5.12% for its cash allocation. These two asset classes serve to lower the overall volatility of the Portfolio’s returns. Additionally, in equity market downturns, the fixed-income and cash allocation offer ballast to the Portfolio and generally keep it from losing as much as the S&P 500. That was the case over this period, as the Portfolio’s fixed-income and cash allocations offered a disproportionate offset to the losses in the Portfolio’s equity weighting. The fixed-income holdings provided income as well as capital appreciation due to falling market interest rates, while the cash allocation contributed a modest — but positive — return.

PERFORMANCE GRAPH WORKSHEET

The Value Growth Portfolio outperformed the S&P 500 for the twelve months ended July 31, 2009, with the A and B shares returning -17.51% and -17.88% non-standardized, respectively. This compared to a return of -19.96% for the S&P 500.

Stocks declined sharply from the beginning of the period through the first part of March of 2009, with the S&P 500 falling nearly 47%. A dramatically weakening global economy, combined with instability in the financial markets associated with the Lehman Brothers bankruptcy and the government takeover of Fannie Mae, Freddie Mac, and AIG, sent investors scurrying from risky assets such as stocks. Stocks worldwide reached a bottom in March, however, and then bounced just as sharply as they declined. The S&P 500 gained 46% alone between March and the end of the 12-month period. Note that that strong finish still left the Index down 20% from where it started the period.

The Portfolio outperformed the S&P 500 over this period because it declined less than the Index during the stock market’s sharpest declines. Throughout the downturn, we underweighted the financial and consumer discretionary sectors while overweighting the defensive health care and consumer staples sectors. From March on, however, financial and consumer discretionary stocks led the market while the defensive sectors lagged. We shifted the Portfolio’s weightings accordingly in April and the Portfolio’s performance then tracked with the Index through the end of the period. This whipsaw in the markets indicates that stocks remain in a secular, or long-term, bear market. As such, stocks will likely continue to experience sharp declines followed by sharp rallies. Our approach, therefore, will be to at least track the S&P 500 during the rallies and to lose less in the downturns.

PERFORMANCE GRAPH WORKSHEET

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market, and remains substantially invested in approximately 50 such common stock issues. Given the Portfolio’s constitution, its performance will track with that of the broad-market S&P 500, but will be most similar to that of the large-capitalization segment within the S&P 500.

The Portfolio’s A and B shares returned a non-standardized -17.33% and -17.63%, respectively, for the twelve months ended July 31, 2009. This compares to -19.96% for the S&P 500. Stocks declined sharply over the full 12-month period even after recording a strong rally in the last quarter of the period. The powerful declines reflected investor sentiment towards risky assets following disruptions in the financial markets, e.g. Lehman Brothers bankruptcy, government take-over of Fannie Mae and Freddie Mac. A globally weakening economy additionally soured investors’ taste for stocks.

The Blue Chip Portfolio is concentrated in the S&P 500’s largest companies, which include names such as General Electric, Bank of America, Johnson & Johnson and Proctor & Gamble. We would expect the Portfolio to perform similarly to the S&P 500 as long as the Index’s performance is driven by the largest domestic stocks. The Portfolio modestly outperformed the S&P 500 over this period given a smaller weighting in smaller Index constituents and the worst-performing sectors, e.g. financials and energy.

PORTFOLIO HOLDINGS
July 31, 2009

Value Growth Portfolio
by Industry Sector

High Grade Bond Portfolio
by Credit Quality and Type of Security**

Strategic Yield Portfolio
by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

PORTFOLIO HOLDINGS
July 31, 2009

Managed Portfolio
by Industry Sector

Money Market Portfolio
by Asset Type

Blue Chip Portfolio
by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2009 and held until July 31, 2009.

Actual Expenses

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
Portfolio and Share Class	2/01/2009	7/31/2009	2/1/2009 - 7/31/2009	Ratio (1)

Value Growth — Class A				1.51%
Actual	$1,000	$1,177.40	$8.16
Hypothetical (2)	$1,000	$1,017.46	$7.56

Value Growth — Class B				1.88%
Actual	$1,000	$1,174.20	$10.12
Hypothetical (2)	$1,000	$1,015.64	$9.38

Value Growth — Class I				0.75%
Actual	$1,000	$1,181.70	$4.05
Hypothetical (2)	$1,000	$1,021.27	$3.75

High Grade Bond — Class A				1.51%
Actual	$1,000	$1,058.80	$7.70
Hypothetical (2)	$1,000	$1,017.48	$7.55

High Grade Bond — Class B				1.51%
Actual	$1,000	$1,058.10	$7.72
Hypothetical (2)	$1,000	$1,017.46	$7.57

High Grade Bond — Class I				0.73%
Actual	$1,000	$1,062.70	$3.76
Hypothetical (2)	$1,000	$1,021.34	$3.68

Strategic Yield — Class A				1.75%
Actual	$1,000	$1,146.90	$9.32
Hypothetical (2)	$1,000	$1,016.27	$8.76

Strategic Yield — Class B				2.00%
Actual	$1,000	$1,145.60	$10.64
Hypothetical (2)	$1,000	$1,015.03	$9.99

Strategic Yield — Class I				0.94%
Actual	$1,000	$1,151.60	$5.01
Hypothetical (2)	$1,000	$1,020.32	$4.71

Managed — Class A				1.66%
Actual	$1,000	$1,113.50	$8.70
Hypothetical (2)	$1,000	$1,016.72	$8.30

Managed — Class B				2.00%
Actual	$1,000	$1,111.90	$10.50
Hypothetical (2)	$1,000	$1,015.00	$10.02

Managed — Class I				0.87%
Actual	$1,000	$1,118.50	$4.56
Hypothetical (2)	$1,000	$1,020.67	$4.35

Money Market — Class A				0.05%
Actual	$1,000	$1,000.80	$0.26
Hypothetical (2)	$1,000	$1,024.74	$0.26

Money Market — Class B				0.07%
Actual	$1,000	$1,000.70	$0.33
Hypothetical (2)	$1,000	$1,024.67	$0.33

Money Market — Class I				0.06%
Actual	$1,000	$1,000.60	$0.39
Hypothetical (2)	$1,000	$1,024.60	$0.40

Blue Chip — Class A				1.42%
Actual	$1,000	$1,141.30	$7.54
Hypothetical (2)	$1,000	$1,017.92	$7.10

Blue Chip — Class B				1.59%
Actual	$1,000	$1,139.70	$8.45
Hypothetical (2)	$1,000	$1,017.06	$7.96

Blue Chip — Class I				0.51%
Actual	$1,000	$1,146.30	$2.69
Hypothetical (2)	$1,000	$1,022.48	$2.54

(1)	Expenses are equal to the Annualized Expense Ratio, net of any waivers or reimbursements, as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2009

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$59,710,736; $14,505,446; $11,769,295; $36,008,775; $3,809,491; and $33,032,707, respectively)	$53,035,974	$14,081,081	$10,778,183	$35,091,722	$3,809,491	$40,230,550
Cash	—	—	—	—	52,510	—
Receivables:
Accrued dividends and interest	49,917	117,406	195,156	77,128	10	72,151
Fund shares sold	4,177	1,380	—	3,916	200	4,337
Portfolio securities sold	229,367	—	—	48,646	—	—
Prepaid expense and other assets	4,246	853	602	2,003	244	2,188

Total Assets	53,323,681	14,200,720	10,973,941	35,223,415	3,862,455	40,309,226

LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	25,672	5,281	5,230	20,095	899	28,105
Payable for fund shares redeemed	1,897	1,801	1	1,954	82,802	2,514
Payable for portfolio securities purchased	132,366	—	—	—	—	—
Dividends payable	—	2,114	7,165	—	279	—
Accrued expenses	20,633	7,426	7,096	9,394	6,053	12,903

Total Liabilities	180,568	16,622	19,492	31,443	90,033	43,522

NET ASSETS	$53,143,113	$14,184,098	$10,954,449	$35,191,972	$3,772,422	$40,265,704

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,620	$1,420	$1,315	$2,872	$3,772	$1,231
Paid-in capital	68,421,350	14,595,876	13,409,836	38,321,314	3,768,650	33,635,811
Accumulated undistributed net investment income	397,903	—	435	40,702	—	695,929
Accumulated undistributed net realized gain (loss) from investment transactions	(9,005,998)	11,167	(1,466,025)	(2,255,863)	—	(1,265,110)
Net unrealized appreciation (depreciation) of investments	(6,674,762)	(424,365)	(991,112)	(917,053)	—	7,197,843

NET ASSETS	$53,143,113	$14,184,098	$10,954,449	$35,191,972	$3,772,422	$40,265,704

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Class A: Net Assets	$39,970,852	$7,576,465	$5,822,372	$23,977,275	$610,237	$25,315,409
Shares issued and outstanding	3,482,562	758,612	698,840	1,959,076	610,237	775,822
Net asset value and redemption price per share	$11.48	$9.99	$8.33	$12.24	$1.00	$32.63

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$12.18	$10.38	$8.65	$12.99	$1.00	$34.62

Class B: Net Assets	$4,512,609	$1,110,473	$818,829	$3,164,168	$182,446	$5,051,147
Shares issued and outstanding	393,787	111,237	98,306	258,882	182,446	155,169
Net asset value per share	$11.46	$9.98	$8.33	$12.22	$1.00	$32.55

Class I: Net Assets	$8,659,652	$5,497,160	$4,313,248	$8,050,529	$2,979,739	$9,899,148
Shares issued and outstanding	743,956	550,112	518,074	653,930	2,979,739	300,163
Net asset value per share	$11.64	$9.99	$8.33	$12.31	$1.00	$32.98

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
Year Ended July 31, 2009

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$1,246,389	$—	$15,500	$679,856	$—	$1,222,626
Interest	14,330	787,349	772,989	476,910	34,751	10,722
Less foreign tax withholding	(8,304)	—	—	(3,303)	—	—

Total Investment Income	1,252,415	787,349	788,489	1,153,463	34,751	1,233,348
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	254,134	55,051	55,946	205,514	9,718	98,933
Transfer and dividend disbursing agent fees	133,706	25,409	26,228	97,798	6,072	140,888
Distribution fees	120,275	24,278	17,847	75,779	3,027	90,446
Administrative service fees	107,195	21,097	15,609	66,583	2,438	75,615
Accounting fees	25,413	6,881	5,086	17,126	1,944	19,787
Custodian fees	15,271	7,950	5,665	12,901	6,450	12,153
Professional fees	29,270	11,329	11,580	16,570	9,838	17,702
Directors’ fees and expenses	10,461	2,800	2,075	7,055	797	8,162
Reports to shareholders	17,803	5,541	3,904	12,553	1,535	13,972
Registration fees	9,009	7,279	7,139	8,174	6,317	8,513
Miscellaneous	8,186	1,874	1,474	5,154	488	6,362

Total Expenses	730,723	169,489	152,553	525,207	48,624	492,533
Waiver of fees	—	—	—	—	(26,223)	—
Expense reimbursement	—	—	(3,826)	(6,125)	(3,269)	—
Fees paid indirectly	(55)	(16)	(15)	(42)	(4)	(47)

Net Expenses	730,668	169,473	148,712	519,040	19,128	492,486

Net Investment Income	521,747	617,876	639,777	634,423	15,623	740,862
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	(5,631,872)	11,166	(571,716)	(2,203,178)	—	(1,265,110)
Change in unrealized appreciation (depreciation) of investments	(6,708,873)	213,289	(68,985)	(3,102,238)	—	(8,202,723)

Net Gain (Loss) on Investments	(12,340,745)	224,455	(640,701)	(5,305,416)	—	(9,467,833)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,818,998)	$842,331	$(924)	$(4,670,993)	$15,623	$(8,726,971)

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth		High Grade Bond		Strategic Yield
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

OPERATIONS
Net investment income	$521,747	$550,182	$617,876	$649,854	$639,777	$702,843
Net realized gain (loss) from investment transactions	(5,631,872)	(1,407,270)	11,166	156,213	(571,716)	19,285
Change in unrealized appreciation (depreciation) of investments	(6,708,873)	(5,266,232)	213,289	(664,505)	(68,985)	(1,018,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,818,998)	(6,123,320)	842,331	141,562	(924)	(296,204)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(420,262)	(905,001)	(310,907)	(316,102)	(327,399)	(358,984)
Class B	(25,449)	(94,428)	(41,794)	(64,889)	(44,665)	(64,213)
Class I	(144,101)	(225,510)	(265,175)	(268,863)	(267,278)	(279,646)
Net realized gain from investment transactions:
Class A	—	(913,028)	(79,643)	—	—	—
Class B	—	(144,929)	(11,580)	—	—	—
Class I	—	(168,562)	(55,726)	—	—	—

Total Dividends and Distributions	(589,812)	(2,451,458)	(764,825)	(649,854)	(639,342)	(702,843)
CAPITAL SHARE TRANSACTIONS	(1,393,864)	(4,021,325)	(197,825)	838,698	72,615	(734,538)

Total Increase (Decrease) in Net Assets	(13,802,674)	(12,596,103)	(120,319)	330,406	(567,651)	(1,733,585)

NET ASSETS
Beginning of year	66,945,787	79,541,890	14,304,417	13,974,011	11,522,100	13,255,685

End of year (including accumulated undistributed net investment income as set forth below)	$53,143,113	$66,945,787	$14,184,098	$14,304,417	$10,954,449	$11,522,100

Accumulated Undistributed Net Investment Income	$397,903	$465,982	$—	$—	$435	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed		Money Market		Blue Chip
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

OPERATIONS
Net investment income	$634,423	$743,670	$15,623	$84,995	$740,862	$809,642
Net realized gain (loss) from investment transactions	(2,203,178)	147,770	—	—	(1,265,110)	225,538
Change in unrealized appreciation (depreciation) of investments	(3,102,238)	(2,629,918)	—	—	(8,202,723)	(8,076,362)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,670,993)	(1,738,478)	15,623	84,995	(8,726,971)	(7,041,182)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(401,764)	(473,434)	(1,978)	(12,123)	(333,468)	(356,138)
Class B	(44,336)	(66,792)	(440)	(3,789)	(52,233)	(79,959)
Class I	(191,002)	(209,320)	(13,205)	(69,083)	(189,587)	(214,214)
Net realized gain from investment transactions:
Class A	—	(1,283,212)	—	—	(144,019)	(1,166,903)
Class B	—	(246,994)	—	—	(28,899)	(337,773)
Class I	—	(375,849)	—	—	(52,470)	(413,024)

Total Dividends and Distributions	(637,102)	(2,655,601)	(15,623)	(84,995)	(800,676)	(2,568,011)
CAPITAL SHARE TRANSACTIONS	(1,147,274)	(90,833)	(71,411)	653,952	(501,644)	(2,892,819)

Total Increase (Decrease) in Net Assets	(6,455,369)	(4,484,912)	(71,411)	653,952	(10,029,291)	(12,502,012)

NET ASSETS
Beginning of year	41,647,341	46,132,253	3,843,833	3,189,881	50,294,995	62,797,007

End of year (including accumulated undistributed net investment income as set forth below)	$35,191,972	$41,647,341	$3,772,422	$3,843,833	$40,265,704	$50,294,995

Accumulated Undistributed Net Investment Income	$40,702	$43,375	$—	$—	$695,929	$530,355

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
July 31, 2009

	Shares
	Held	Value

COMMON STOCKS (98.15%)
AMUSEMENT AND RECREATION SERVICES (0.65%)
Bally Technologies, Inc. (1)	9,575	$346,711
APPAREL AND ACCESSORY STORES (1.12%)
Limited Brands, Inc.	21,200	274,328
Urban Outfitters, Inc. (1)	13,300	319,732

		594,060
BUSINESS SERVICES (7.91%)
Adobe Systems Inc. (1)	10,900	353,378
Automatic Data Processing, Inc.	7,600	283,100
eBay Inc. (1)	13,555	288,044
ManTech International Corp.-Series A (1)	6,500	346,450
Microsoft Corp.	59,753	1,405,391
Oracle Corp.	45,090	997,842
Symantec Corp. (1)	35,583	531,254

		4,205,459
CHEMICALS AND ALLIED PRODUCTS (13.93%)
Abbott Laboratories	12,450	560,125
Amgen Inc. (1)	7,590	472,933
Avon Products, Inc.	5,300	171,614
Charles River Laboratories International, Inc. (1)	9,300	307,551
Colgate-Palmolive Co.	6,375	461,805
Dow Chemical Co. (The)	4,890	103,521
E. I. du Pont de Nemours and Co.	17,765	549,471
Johnson & Johnson	18,739	1,141,018
Mylan Inc. (1)	27,870	367,605
Pfizer Inc.	75,674	1,205,487
Procter & Gamble Co. (The)	17,650	979,752
Schering-Plough Corp.	19,940	528,609
Teva Pharmaceutical Industries Ltd.	10,334	551,216

		7,400,707
COMMUNICATIONS (2.64%)
AT&T Inc.	20,105	527,354
Comcast Corp.-Class A	16,137	239,796
Time Warner Cable Inc.	2,810	92,899
Verizon Communications Inc.	16,870	541,021

		1,401,070
DEPOSITORY INSTITUTIONS (3.09%)
Bank of America Corp.	18,272	270,243
Bank of New York Mellon Corp. (The)	7,827	213,990
JPMorgan Chase & Co.	7,200	278,280
New York Community Bancorp, Inc.	29,770	325,684
Northern Trust Corp.	4,600	275,126
U.S. Bancorp	10,922	222,918
Wells Fargo & Co.	2,373	58,044

		1,644,285
EATING AND DRINKING PLACES (0.46%)
Sonic Corp. (1)	22,100	243,763
ELECTRIC, GAS, AND SANITARY SERVICES (3.54%)
Atmos Energy Corp.	15,103	410,197
CMS Energy Corp.	31,400	406,316
Integrys Energy Group, Inc.	11,392	384,822
Pepco Holdings, Inc.	13,530	194,561
Pinnacle West Capital Corp.	9,900	316,404
Waste Management, Inc.	6,000	168,660

		1,880,960
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.61%)
BigBand Networks, Inc. (1)	47,000	258,030
Cisco Systems, Inc. (1)	50,200	1,104,902
Energy Conversion Devices, Inc. (1)	14,400	205,056
FLIR Systems, Inc. (1)	22,700	487,823
General Electric Co.	74,125	993,275
Helen of Troy Ltd. (1)	12,088	262,914
Intel Corp.	25,100	483,175
QUALCOMM Inc.	5,400	249,534

		4,044,709
FABRICATED METAL PRODUCTS (1.02%)
Illinois Tool Works Inc.	13,310	539,720
FOOD AND KINDRED PRODUCTS (2.99%)
Coca-Cola Co. (The)	7,660	381,774
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	194,040
H.J. Heinz Co.	5,500	211,530
Kraft Foods Inc.	9,600	272,064
McCormick & Company, Inc.	7,200	231,984
PepsiCo, Inc.	5,235	297,086

		1,588,478
FOOD STORES (0.56%)
Kroger Co. (The)	13,998	299,277
FORESTRY (0.43%)
Weyerhaeuser Co.	6,520	228,461

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

GENERAL MERCHANDISE STORES (2.46%)
Target Corp.	10,180	$444,052
Wal-Mart Stores, Inc.	17,335	864,670

		1,308,722
HOLDING AND OTHER INVESTMENT OFFICES (1.89%)

Adams Express Co. (The)	33,617	311,293
H&Q Life Sciences Investors	49,969	456,217
Redwood Trust, Inc.	14,500	235,625

		1,003,135
INDUSTRIAL MACHINERY AND EQUIPMENT (4.80%)
3M Co.	7,060	497,871
Apple Inc. (1)	3,900	637,221
EMC Corp. (1)	67,200	1,012,032
Hewlett-Packard Co.	5,870	254,171
Sigma Designs, Inc. (1)	9,100	147,147

		2,548,442
INSTRUMENTS AND RELATED PRODUCTS (3.17%)
Agilent Technologies, Inc. (1)	12,000	278,640
Becton, Dickinson and Co.	6,346	413,442
Bio-Rad Laboratories, Inc.-Class A (1)	3,600	278,784
Danaher Corp.	2,900	177,596
Mettler-Toledo International Inc. (1)	3,700	311,022
Stryker Corp.	5,770	224,338

		1,683,822
INSURANCE AGENTS, BROKERS AND SERVICE (0.64%)
Arthur J. Gallagher & Co.	14,850	340,065
INSURANCE CARRIERS (5.85%)
Allstate Corp. (The)	6,225	167,515
American Equity Investment Life Holding Co.	34,900	252,676
CIGNA Corp.	11,400	323,760
Conseco, Inc. (1)	118,800	369,468
EMC Insurance Group Inc.	15,791	381,984
Hartford Financial Services Group, Inc. (The)	21,000	346,290
Kansas City Life Insurance Co.	4,900	154,056
Lincoln National Corp.	19,605	415,430
MetLife, Inc.	10,170	345,271
Protective Life Corp.	23,440	350,428

		3,106,878
LEATHER AND LEATHER PRODUCTS (0.57%)
Coach, Inc.	10,300	304,777
METAL MINING (3.18%)
Barrick Gold Corp.	31,792	1,109,541
Newmont Mining Corp.	14,000	578,900

		1,688,441
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.52%)
Hasbro, Inc.	10,400	275,600
MOTION PICTURES (1.12%)
Time Warner Inc.	11,196	298,485
Walt Disney Co. (The)	11,790	296,165

		594,650
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.71%)
United Parcel Service, Inc.- Class B	7,005	376,379
OIL AND GAS EXTRACTION (8.37%)
Anadarko Petroleum Corp.	10,200	491,640
Apache Corp.	7,100	596,045
Baker Hughes Inc.	6,300	255,150
Devon Energy Corp.	5,400	313,686
Exterran Holdings, Inc. (1)	5,600	97,384
Helmerich & Payne, Inc.	15,200	522,272
Noble Corp.	11,800	399,548
Occidental Petroleum Corp.	9,830	701,272
Rowan Companies, Inc.	11,200	238,896
Transocean Ltd. (1)	4,600	366,574
Weatherford International Ltd. (1)	17,600	330,176
Whiting Petroleum Corp. (1)	3,000	137,880

		4,450,523
PAPER AND ALLIED PRODUCTS (1.54%)
Kimberly-Clark Corp.	14,025	819,761
PERSONAL SERVICES (1.04%)
Cintas Corp.	8,070	203,203
Service Corp. International	55,000	347,600

		550,803
PETROLEUM AND COAL PRODUCTS (4.02%)
Chevron Corp.	15,500	1,076,785
ConocoPhillips	12,228	534,486
Exxon Mobil Corp.	5,600	394,184
Valero Energy Corp.	7,200	129,600

		2,135,055
PRIMARY METAL INDUSTRIES (0.27%)
ArcelorMittal	3,900	140,556
Olympic Steel, Inc.	100	2,551

		143,107

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

RAILROAD TRANSPORTATION (0.40%)
Union Pacific Corp.	3,720	$213,974
RETAIL-DRUG AND PROPRIETARY STORES (0.78%)
Walgreen Co.	13,400	416,070
RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.99%)
Bed Bath & Beyond Inc. (1)	8,390	291,552
GameStop Corp.-Class A (1)	10,600	232,034

		523,586
RETAIL-JEWELRY STORES (0.46%)
Tiffany & Co.	8,200	244,606
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.57%)
Tupperware Brands Corp.	8,900	303,223
SECURITY AND COMMODITY BROKERS (2.65%)
BGC Partners, Inc.-Class A	75,600	345,492
Franklin Resources, Inc.	4,100	363,588
Investment Technology Group, Inc. (1)	10,500	234,675
SEI Investments Co.	24,650	465,885

		1,409,640
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.84%)
Quest Diagnostics Inc.	8,200	447,884
TOBACCO PRODUCTS (0.79%)
Philip Morris International Inc.	9,045	421,497
TRANSPORTATION EQUIPMENT (3.44%)
Federal Signal Corp.	17,200	152,392
Genuine Parts Co.	6,800	240,856
Honeywell International Inc.	20,860	723,842
ITT Corp.	14,340	708,396

		1,825,486
WHOLESALE TRADE-DURABLE GOODS (0.54%)
BorgWarner Inc.	8,700	288,753
WHOLESALE TRADE-NONDURABLE GOODS (0.59%)
Sysco Corp.	13,235	314,464

Total Common Stocks (Cost $58,831,765)		52,157,003
SHORT-TERM INVESTMENTS (1.65%)
MONEY MARKET MUTUAL FUND (0.19%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $103,996)	103,996	103,996
	Principal
	Amount

UNITED STATES GOVERNMENT AGENCIES (1.46%)
Federal Home Loan Bank, due 08/14/09	$475,000	474,978
Federal National Mortgage Assoc., due 08/05/09	300,000	299,997

Total United States Government Agencies (Cost $774,975)		774,975

Total Short-Term Investments
(Cost $878,971)		878,971

Total Investments (99.80%)
(Cost $59,710,736)		53,035,974
OTHER ASSETS LESS LIABILITIES (0.20%)
Cash, receivables, prepaid expense and other assets, less liabilities		107,139

Total Net Assets (100.00%)		$53,143,113

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
July 31, 2009

	Principal
	Amount	Value

CORPORATE BONDS (37.67%)
CHEMICALS AND ALLIED PRODUCTS (7.61%)
Merck & Co., Inc., 5.00%, due 06/30/19	$500,000	$523,270
Pfizer Inc., 5.35%, due 03/15/15	500,000	556,960

		1,080,230
DEPOSITORY INSTITUTIONS (7.46%)
Comerica Bank, 5.20%, due 08/22/17	300,000	236,709
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	310,815
Huntington National Bank, 5.50%, due 02/15/16	300,000	230,208
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	280,030
Washington Mutual Bank, FA, 5.65%, due 08/15/14 (2)	250,000	250

		1,058,012
ELECTRIC, GAS AND SANITARY SERVICES (14.89%)
NorthWestern Corp., 144A, 6.34%, due 04/01/19 (1)	300,000	315,801
Oglethorpe Power Corp., 6.974%, due 06/30/11	131,000	137,904
PacifiCorp, 6.90%, due 11/15/11	500,000	554,175
Public Service Company of Colorado, 5.125%, due 06/01/19	500,000	527,640
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	575,980

		2,111,500
FOOD AND KINDRED PRODUCTS (1.44%)
Diageo plc, 4.375%, due 05/03/10	200,000	204,876
INSURANCE CARRIERS (2.91%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	244,265
SunAmerica Inc., 8.125%, due 04/28/23	300,000	168,588

		412,853
TRANSPORTATION — BY AIR (3.36%)
Continental Airlines, Inc. Pass- Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	506,667	476,130

Total Corporate Bonds (Cost $5,856,487)		5,343,601
COMMERCIAL MORTGAGE PASS- THROUGH CERTIFICATES (2.15%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39	500,000	304,531

Total Commercial Mortgage Pass-Through Certificates (Cost $494,814)		304,531
MORTGAGE-BACKED SECURITIES (48.84%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (9.24%)
3023 Class TG, 5.50%, due 08/01/35	87,168	88,469
3051 Class MY, 5.50%, due 10/01/25	400,000	404,984
Pool # A53146, 5.50%, due 10/01/36	177,831	184,502
Pool # A69436, 6.00%, due 12/01/37	307,180	321,559
Pool # G02562, 6.00%, due 01/01/37	296,675	311,513

		1,311,027
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (8.21%)
Pool # 257306, 5.50%, due 08/01/38	796,968	825,946
Pool # 906224, 5.50%, due 01/01/37	325,897	338,327

		1,164,273
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (31.39%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	522,739
Pool # 1512, 7.50%, due 12/01/23	21,964	24,379
Pool # 2631, 7.00%, due 08/01/28	11,956	13,092
Pool # 2658, 6.50%, due 10/01/28	30,717	33,206
Pool # 2698, 5.50%, due 01/01/29	49,506	51,843
Pool # 2701, 6.50%, due 01/01/29	36,363	39,315
Pool # 2796, 7.00%, due 08/01/29	13,676	15,000
Pool # 3039, 6.50%, due 02/01/31	3,814	4,121
Pool # 3188, 6.50%, due 01/01/32	41,478	44,673

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

Pool # 3239, 6.50%, due 05/01/32	$28,862	$31,085
Pool # 3261, 6.50%, due 07/01/32	29,262	31,515
Pool # 3320, 5.50%, due 12/01/32	294,295	307,120
Pool # 3333, 5.50%, due 01/01/33	203,056	211,832
Pool # 3375, 5.50%, due 04/01/33	62,104	64,789
Pool # 3390, 5.50%, due 05/01/33	284,791	297,099
Pool # 3403, 5.50%, due 06/01/33	323,148	337,115
Pool # 3458, 5.00%, due 10/01/33	440,699	453,551
Pool # 3499, 5.00%, due 01/01/34	217,410	223,645
Pool # 3556, 5.50%, due 05/01/34	165,262	172,297
Pool # 3623, 5.00%, due 10/01/34	535,105	550,451
Pool # 22630, 6.50%, due 08/01/28	15,452	16,704
Pool # 643816, 6.00%, due 07/01/25	209,807	222,043
Pool # 704189, 5.50%, due 01/01/39	480,071	500,221
Pool # 782604, 5.50%, due 03/01/39	273,426	284,902

		4,452,737

Total Mortgage-Backed Securities (Cost $6,649,233)		6,928,037
SHORT-TERM INVESTMENTS (10.61%)
UNITED STATES GOVERNMENT AGENCIES (9.69%)
Federal Home Loan Bank, due 08/07/09	300,000	299,992
Federal Home Loan Bank, due 08/17/09	200,000	199,986
Federal Home Loan Bank, due 08/21/09	250,000	249,980
Federal Home Loan Bank, due 08/28/09	300,000	299,968
Federal Home Loan Bank, due 09/02/09	325,000	324,957

Total United States Government Agencies (Cost $1,374,883)		1,374,883
	Shares
	Held

MONEY MARKET MUTUAL FUND (0.92%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $130,029)	130,029	130,029

Total Short-Term Investments (Cost $1,504,912)		1,504,912

Total Investments (99.27%) (Cost $14,505,446)		14,081,081
OTHER ASSETS LESS LIABILITIES (0.73%)
Cash, receivables, prepaid expense and other assets, less liabilities		103,017

Total Net Assets (100.00%)		$14,184,098

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 07/31/09, the carrying value of each unit was 56.006, representing $280,030 or 1.97% of total net assets.
NorthWestern Corp, was purchased at 99.933 on 03/23/09. As of 07/31/09, the carrying value of each unit was 105.267, representing $315,801 or 2.23% of total net assets.
As of 07/31/09, the carrying value of all restricted securities was $595,831 or 4.20% of total net assets.
(2)	Washington Mutual Bank, FA is deemed to be non-income producing as no interest was received on the last scheduled payment date.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
July 31, 2009

	Shares
	Held	Value

PREFERRED STOCKS (1.72%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$188,800
	Principal
	Amount

CORPORATE BONDS (82.21%)
APPAREL AND ACCESSORY STORES (4.82%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	528,000
CHEMICALS AND ALLIED PRODUCTS (4.30%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	307,105
NOVA Chemicals, Corp., 7.875%, due 09/15/25	200,000	163,742

		470,847
DEPOSITORY INSTITUTIONS (2.56%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	280,030
ELECTRIC, GAS AND SANITARY SERVICES (18.32%)
Avista Corp., 5.95%, due 06/01/18	300,000	305,643
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	495,882	426,999
Entergy Corp., 6.18%, due 03/01/35	300,000	285,045
ESI Tractabel Acquisition Corp., 7.99%, due 12/30/11	241,000	235,040
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	326,188
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	230,392
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	192,674	197,576

		2,006,883
FOOD STORES (3.21%)
Safeway Inc., 7.45%, due 09/15/27	300,000	351,106
FURNITURE AND FIXTURES (1.80%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	197,544
HOLDING AND OTHER INVESTMENT OFFICES (12.68%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000	174,195
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	207,972
HRPT Properties Trust, 6.25%, due 08/15/16	$425,000	$365,479
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	186,364
Realty Income Corp., 6.75%, due 08/15/19	500,000	454,985

		1,388,995
INSURANCE CARRIERS (1.97%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	215,250
MOTION PICTURES (2.13%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	233,436
OIL AND GAS EXTRACTION (3.16%)
Nabors Industries Ltd., 9.25%, due 01/15/19	300,000	346,671
PAPER AND ALLIED PRODUCTS (9.81%)
Cascades Inc., 7.25%, due 02/15/13	500,000	458,750
Potlatch Corp., 9.125%, due 12/01/09	600,000	616,212

		1,074,962
PIPELINES (3.75%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	410,784
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.80%)
Owens Corning, 9.00%, due 06/15/19	400,000	416,504
TRANSPORTATION — BY AIR (2.39%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	299,353	261,619
WATER TRANSPORTATION (7.51%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	372,068
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	497,000	450,968

		823,036

Total Corporate Bonds (Cost $9,998,297)		9,005,667

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (3.98%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	$130,752	$132,703
3051 Class MY, 5.50%, due 10/01/25	300,000	303,738

Total Mortgage-Backed Securities (Cost $423,723)		436,441
SHORT-TERM INVESTMENTS (10.48%)
UNITED STATES GOVERNMENT AGENCIES (9.59%)
Federal Home Loan Bank, due 08/07/09	400,000	399,989
Federal Home Loan Bank, due 08/17/09	300,000	299,980
Federal Home Loan Mortgage Corp., due 08/24/09	350,000	349,969

Total United States Government Agencies (Cost $1,049,938)		1,049,938
	Shares
	Held	Value

MONEY MARKET MUTUAL FUND (0.89%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $97,337)	97,337	$97,337

Total Short-Term Investments (Cost $1,147,275)		1,147,275

Total Investments (98.39%) (Cost $11,769,295)		10,778,183
OTHER ASSETS LESS LIABILITIES (1.61%)
Cash, receivables, prepaid expense and other assets, less liabilities		176,266

Total Net Assets (100.00%)		$10,954,449

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 07/31/09, the carrying value of each unit was 56.006, representing $280,030 or 2.56% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 07/31/09, the carrying value of each unit was 90.738, representing $450,968 or 4.12% of total net assets.
As of 07/31/09, the carrying value of all restricted securities was $730,998 or 6.67% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
July 31, 2009

	Shares
	Held	Value

COMMON STOCKS (66.89%)
APPAREL AND ACCESORY STORES (1.17%)
Limited Brands, Inc.	14,700	$190,218
Urban Outfitters, Inc. (1)	9,200	221,168

		411,386
BUSINESS SERVICES (3.12%)
Automatic Data Processing, Inc.	4,500	167,625
eBay Inc. (1)	4,000	85,000
Microsoft Corp.	25,100	590,352
Oracle Corp.	11,520	254,938

		1,097,915
CHEMICALS AND ALLIED PRODUCTS (10.97%)
Abbott Laboratories	10,400	467,896
Amgen Inc. (1)	1,900	118,389
Colgate-Palmolive Co.	3,635	263,319
Dow Chemical Co. (The)	6,040	127,867
E. I. du Pont de Nemours and Co.	12,405	383,687
Johnson & Johnson	12,603	767,397
Mylan Inc. (1)	16,595	218,888
Pfizer Inc.	41,922	667,817
Procter & Gamble Co. (The)	5,905	327,787
Schering-Plough Corp.	9,700	257,147
Teva Pharmaceutical Industries Ltd.	4,892	260,939

		3,861,133
COMMUNICATIONS (1.62%)
AT&T Inc.	5,895	154,626
Comcast Corp.-Class A	7,203	107,037
Verizon Communications Inc.	9,615	308,353

		570,016
DEPOSITORY INSTITUTIONS (2.89%)
Bank of America Corp.	8,047	119,015
Bank of New York Mellon Corp. (The)	5,754	157,314
JPMorgan Chase & Co.	4,900	189,385
New York Community Bancorp, Inc.	19,030	208,188
Northern Trust Corp.	3,100	185,411
U.S. Bancorp	6,272	128,011
Wells Fargo & Co.	1,241	30,355

		1,017,679
ELECTRIC, GAS AND SANITARY SERVICES (5.15%)
Atmos Energy Corp.	12,783	347,186
Integrys Energy Group, Inc.	6,758	228,285
Pepco Holdings, Inc.	8,375	120,432
Pinnacle West Capital Corp.	11,400	364,344
Tortoise Energy Capital Corp.	27,102	548,816
Waste Management, Inc.	7,200	202,392

		1,811,455
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.69%)
Cisco Systems, Inc. (1)	16,200	356,562
Energy Conversion Devices, Inc. (1)	6,600	93,984
General Electric Co.	53,735	720,049
Helen of Troy Ltd. (1)	6,813	148,183
Intel Corp.	17,200	331,100

		1,649,878
FABRICATED METAL PRODUCTS (0.60%)
Illinois Tool Works Inc.	5,175	209,846
FOOD AND KINDRED PRODUCTS (2.63%)
Coca-Cola Co. (The)	5,440	271,130
Diageo plc	2,800	174,664
Kraft Foods Inc.	5,737	162,587
PepsiCo, Inc.	5,615	318,651

		927,032
FORESTRY (0.80%)
Weyerhaeuser Co.	8,040	281,721
GENERAL MERCHANDISE STORES (1.73%)
Target Corp.	2,440	106,433
Wal-Mart Stores, Inc.	10,115	504,536

		610,969
HOLDING AND OTHER INVESTMENT OFFICES (1.20%)
H&Q Life Sciences Investors	10,613	96,897
iShares MSCI Japan Index	16,570	163,546
Redwood Trust, Inc.	9,900	160,875

		421,318
INDUSTRIAL MACHINERY & EQUIPMENT (3.14%)
3M Co.	3,055	215,439
Apple Inc. (1)	1,800	294,102
EMC Corp. (1)	14,400	216,864
Hewlett-Packard Co.	2,530	109,549
Ingersoll-Rand Co. Ltd.	9,341	269,768

		1,105,722
INSTRUMENTS AND RELATED PRODUCTS (0.78%)
Becton, Dickinson and Co.	3,137	204,376
Stryker Corp.	1,795	69,790

		274,166

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

INSURANCE AGENTS, BROKERS AND SERVICE (0.56%)
Arthur J. Gallagher & Co.	8,605	$197,054
INSURANCE CARRIERS (2.87%)
Allstate Corp. (The)	3,635	97,818
EMC Insurance Group Inc.	20,429	494,177
Lincoln National Corp.	2,200	46,618
MetLife, Inc.	5,600	190,120
Old Republic International Corp.	13,400	138,556
Protective Life Corp.	2,890	43,205

		1,010,494
METAL MINING (3.89%)
Barrick Gold Corp.	29,624	1,033,878
Newmont Mining Corp.	8,100	334,935

		1,368,813
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.52%)
United Parcel Service, Inc.- Class B	3,405	182,951
OIL AND GAS EXTRACTION (5.97%)
Anadarko Petroleum Corp.	5,700	274,740
Apache Corp.	3,900	327,405
Baker Hughes Inc.	3,600	145,800
Devon Energy Corp.	3,100	180,079
Occidental Petroleum Corp.	11,030	786,880
Rowan Companies, Inc.	9,000	191,970
Weatherford International Ltd. (1)	10,400	195,104

		2,101,978
PAPER AND ALLIED PRODUCTS (1.31%)
Kimberly-Clark Corp.	7,875	460,294
PERSONAL SERVICES (0.34%)
Cintas Corp.	4,725	118,976
PETROLEUM AND COAL PRODUCTS (1.95%)
ConocoPhillips	8,225	359,515
Exxon Mobil Corp.	3,300	232,287
Valero Energy Corp.	5,200	93,600

		685,402
PIPELINES (1.86%)
Kinder Morgan Management, LLC (1)	13,978	656,686
RETAIL-DRUG AND PROPRIETARY STORES (0.66%)
Walgreen Co.	7,500	232,875
RETAIL-JEWELRY STORES (0.48%)
Tiffany & Co.	5,700	170,031
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.60%)
Tupperware Brands Corp.	6,200	211,234
SECURITY AND COMMODITY BROKERS (0.67%)
BGC Partners, Inc.-Class A	51,400	234,898
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.91%)
Quest Diagnostics Inc.	5,900	322,258
TOBACCO PRODUCTS (0.54%)
Philip Morris International Inc.	4,050	188,730
TRANSPORTATION EQUIPMENT (2.76%)
Federal Signal Corp.	16,200	143,532
Genuine Parts Co.	5,300	187,726
Honeywell International Inc.	8,065	279,855
ITT Corp.	7,280	359,632

		970,745
WHOLESALE TRADE- NONDURABLE GOODS (0.51%)
Sysco Corp.	7,485	177,844

Total Common Stocks (Cost $24,927,822)		23,541,499
PUBLICLY TRADED PARTNERSHIPS (1.88%)
PIPELINES
Buckeye Partners, L.P.	4,900	224,763
Enbridge Energy Partners, L.P.	4,800	223,824
Magellan Midstream Partners, L.P.	5,500	212,300

Total Publicly Traded Partnerships (Cost $619,670)		660,887
	Principal
	Amount

MORTGAGE-BACKED SECURITIES (24.02%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,306,849
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,553,172
2003-71 Class AK, 5.00%, due 09/01/29	400,000	409,539

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

2003-116 Class JC, 5.00%, due 05/01/30	$440,000	$450,353
2004-22 Class BK, 3.47%, due 04/01/34	100,021	101,233
2004-26 Class GC, 5.00%, due 06/01/31	700,000	729,259
2004-76 Class VG, 5.00%, due 09/01/23	300,000	309,168
2004-89 Class KC, 4.00%, due 10/01/34	226,444	231,997
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,170,364
2004-109 Class WE, 5.00%, due 05/01/33	522,000	542,194
2005-44 Class KC, 5.00%, due 04/01/31	500,000	511,996
2006-38 Class OG, 5.00%, due 06/01/36	650,000	675,043
Pool # 2796, 7.00%, due 08/01/29	30,770	33,750
Pool # 3040, 7.00%, due 02/01/31	16,435	18,038
Pool # 3188, 6.50%, due 01/01/32	41,478	44,673
Pool # 3239, 6.50%, due 05/01/32	73,785	79,467
Pool # 3333, 5.50%, due 01/01/33	177,674	185,353
Pool # 3403, 5.50%, due 06/01/33	96,217	100,375

Total Mortgage-Backed Securities (Cost $8,024,770)		8,452,823
SHORT-TERM INVESTMENTS (6.93%)
UNITED STATES GOVERNMENT AGENCIES (6.75%)
Federal Home Loan Bank, due 08/05/09	$525,000	$524,992
Federal Home Loan Mortgage Corp., due 08/18/09	600,000	599,960
Federal Home Loan Mortgage Corp., due 08/24/09	750,000	749,928
Federal National Mortgage Assoc., due 08/13/09	500,000	499,978

Total United States Government Agencies (Cost $2,374,858)		2,374,858
	Shares
	Held

MONEY MARKET MUTUAL FUND (0.18%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $61,655)	61,655	61,655

Total Short Term Investments (Cost $2,436,513)		2,436,513

Total Investments (99.72%) (Cost $36,008,775)		35,091,722
OTHER ASSETS LESS LIABILITIES (0.28%)
Cash, receivables, prepaid expense and other assets, less liabilities		100,250

Total Net Assets (100.00%)		$35,191,972

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
July 31, 2009

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (100.98%)
COMMERCIAL PAPER (2.65%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., due 08/06/09	0.160%	$100,000	$100,000

Total Commercial Paper (Cost $100,000)			100,000

UNITED STATES GOVERNMENT AGENCIES (90.38%)
Federal Home Loan Bank, due 08/05/09	0.152	100,000	99,999
Federal Home Loan Bank, due 08/11/09	0.122	100,000	99,997
Federal Home Loan Bank, due 08/12/09	0.132	100,000	99,996
Federal Home Loan Bank, due 08/14/09	0.132	100,000	99,995
Federal Home Loan Bank, due 08/21/09	0.132	100,000	99,993
Federal Home Loan Bank, due 08/26/09	0.162	100,000	99,989
Federal Home Loan Bank, due 08/28/09	0.142	100,000	99,990
Federal Home Loan Bank, due 08/31/09	0.172	100,000	99,986
Federal Home Loan Bank, due 09/04/09	0.193	100,000	99,982
Federal Home Loan Bank, due 09/11/09	0.152	100,000	99,983
Federal Home Loan Bank, due 09/17/09	0.172	100,000	99,978
Federal Home Loan Bank, due 09/23/09	0.147	100,000	99,979
Federal Home Loan Bank, due 09/25/09	0.152	100,000	99,977
Federal Home Loan Mortgage Corp., due 08/03/09	0.183	100,000	99,999
Federal Home Loan Mortgage Corp., due 08/07/09	0.162	100,000	99,997
Federal Home Loan Mortgage Corp., due 08/17/09	0.122	100,000	99,995
Federal Home Loan Mortgage Corp., due 08/18/09	0.122	100,000	99,994
Federal Home Loan Mortgage Corp., due 08/24/09	0.178	100,000	99,989
Federal Home Loan Mortgage Corp., due 08/25/09	0.152	100,000	99,990
Federal Home Loan Mortgage Corp., due 09/02/09	0.172	100,000	99,985
Federal Home Loan Mortgage Corp., due 09/03/09	0.203	100,000	99,982
Federal Home Loan Mortgage Corp., due 09/08/09	0.193	100,000	99,980
Federal Home Loan Mortgage Corp., due 09/14/09	0.162	100,000	99,980
Federal Home Loan Mortgage Corp., due 09/15/09	0.193	100,000	99,976
Federal Home Loan Mortgage Corp., due 09/21/09	0.152	135,000	134,971
Federal National Mortgage Assoc., due 08/04/09	0.112	100,000	99,999
Federal National Mortgage Assoc., due 08/10/09	0.162	100,000	99,996
Federal National Mortgage Assoc., due 08/13/09	0.111	100,000	99,996
Federal National Mortgage Assoc., due 08/19/09	0.157	75,000	74,994
Federal National Mortgage Assoc., due 09/09/09	0.142	100,000	99,985
Federal National Mortgage Assoc., due 09/16/09	0.152	100,000	99,981
Federal National Mortgage Assoc., due 09/30/09	0.152	200,000	199,950
Federal National Mortgage Assoc., due 10/21/09	0.193	100,000	99,957

Total United States Government Agencies (Cost $3,409,540)			3,409,540

UNITED STATES TREASURY OBLIGATIONS (7.95%)
U.S. Treasury Bills, due 08/20/09	0.147	100,000	99,992
U.S. Treasury Bills, due 09/10/09	0.142	100,000	99,984

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (continued)

U.S. Treasury Bills, due 09/24/09	0.167%	$100,000	$99,975

Total United States Treasury Obligations (Cost $299,951)			299,951

Total Short-Term Investments (Cost $3,809,491)			3,809,491

OTHER ASSETS LESS LIABILITIES (-0.98%)
Cash, receivables, prepaid expense and other assets, less liabilities			(37,069)

Total Net Assets (100.00%)			$3,772,422

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
July 31, 2009

	Shares
	Held	Value

COMMON STOCKS (96.09%)
BUSINESS SERVICES (5.19%)
Microsoft Corp.	58,078	$1,365,995
Oracle Corp.	32,792	725,687

		2,091,682
CHEMICALS AND ALLIED PRODUCTS (18.07%)
Abbott Laboratories	15,633	703,329
Amgen Inc. (1)	11,272	702,358
Bristol-Myers Squibb Co.	24,299	528,260
Colgate-Palmolive Co.	4,380	317,287
Dow Chemical Co. (The)	6,653	140,844
E. I. du Pont de Nemours and Co.	9,953	307,846
Eli Lilly and Co.	11,462	399,909
Johnson & Johnson	27,191	1,655,660
Merck & Co., Inc.	19,480	584,595
Pfizer Inc.	26,585	423,499
Procter & Gamble Co. (The)	27,221	1,511,038

		7,274,625
COMMUNICATIONS (4.99%)
AT&T Inc.	24,336	638,333
CBS Corp.-Class B	7,635	62,531
Comcast Corp.-Class A	20,878	310,247
Time Warner Cable Inc.	2,420	80,005
Verizon Communications Inc.	23,164	742,869
Viacom Inc.-Class B (1)	7,635	176,827

		2,010,812
DEPOSITORY INSTITUTIONS (5.73%)
Bank of America Corp.	28,262	417,995
Citigroup Inc.	27,308	86,566
JPMorgan Chase & Co.	28,955	1,119,111
Wells Fargo & Co.	27,901	682,458

		2,306,130
EATING AND DRINKING PLACES (3.72%)
McDonald’s Corp.	27,182	1,496,641
ELECTRIC, GAS AND SANITARY SERVICES (2.97%)
Exelon Corp.	15,218	773,987
Southern Co. (The)	13,404	420,886

		1,194,873
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.62%)
Cisco Systems, Inc. (1)	35,837	788,772
General Electric Co.	51,694	692,700
Intel Corp.	36,186	696,580
Motorola, Inc.	22,925	164,143
Texas Instruments Inc.	13,518	325,108

		2,667,303
FOOD AND KINDRED PRODUCTS (4.98%)
Coca-Cola Co. (The)	19,684	981,051
Kraft Foods Inc.	16,974	481,043
PepsiCo, Inc.	9,602	544,913

		2,007,007
FORESTRY (0.34%)
Weyerhaeuser Co.	3,951	138,443
GENERAL MERCHANDISE STORES (4.10%)
Target Corp.	7,360	321,043
Wal-Mart Stores, Inc.	26,649	1,329,252

		1,650,295
INDUSTRIAL MACHINERY ANE EQUIPMENT (11.07%)
3M Co.	10,955	772,547
Applied Materials, Inc.	15,140	208,932
Caterpillar Inc.	17,684	779,157
Dell Inc. (1)	20,103	268,978
EMC Corp. (1)	23,960	360,838
Hewlett-Packard Co.	22,743	984,772
International Business Machines Corp.	9,177	1,082,244

		4,457,468
MOTION PICTURES (2.06%)
Time Warner Inc.	9,642	257,056
Walt Disney Co. (The)	22,797	572,661

		829,717
NON-DEPOSITORY CREDIT INSTITUTIONS (2.37%)
American Express Co.	33,683	954,239
PETROLEUM AND COAL PRODUCTS (11.76%)
Chevron Corp.	24,393	1,694,582
Exxon Mobil Corp.	43,203	3,041,059

		4,735,641
PRIMARY METAL INDUSTRIES (0.56%)
Alcoa Inc.	19,124	224,898
SECURITY AND COMMODITY BROKERS (0.47%)
Ameriprise Financial, Inc.	6,733	187,177
TOBACCO PRODUCTS (3.91%)
Altria Group, Inc.	24,528	429,976
Philip Morris International Inc.	24,528	1,143,005

		1,572,981
TRANSPORTATION EQUIPMENT (7.18%)
Boeing Co. (The)	16,981	728,655
Honeywell International Inc.	22,597	784,116

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

United Technologies Corp.	25,310	$1,378,636

		2,891,407

Total Common Stocks (Cost $31,493,496)		38,691,339
	Principal
	Amount

SHORT-TERM INVESTMENTS (3.82%)
MONEY MARKET MUTUAL FUND (0.22%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $89,261)	$89,261	89,261
UNITED STATES GOVERNMENT AGENCIES (3.60%)
Federal Home Loan Bank, due 08/05/09	650,000	649,990
Federal Home Loan Bank, due 08/17/09	400,000	399,977
Federal National Mortgage Assoc., due 08/13/09	400,000	399,983

Total United States Government Agencies (Cost $1,449,950)		1,449,950

Total Short-Term Investments (Cost $1,539,211)		1,539,211

Total Investments (99.91%) (Cost $33,032,707)		40,230,550
OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		35,154

Total Net Assets (100.00%)		$40,265,704

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009

1.  Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006, sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the year ended July 31, 2009, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend
	Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I

Value Growth	$109,349	$21,941	$2,416	$6,095	$7	$2,907
High Grade Bond	20,251	4,197	961	4,157	2	3,120
Strategic Yield	20,276	4,684	1,268	4,080	2	3,057
Managed	76,431	18,691	2,676	5,184	5	2,985
Money Market	2,996	1,857	1,219	2,842	1	3,474
Blue Chip	109,234	28,003	3,651	5,414	8	3,091

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (see Note 2). Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (Statement) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

measuring fair value and requires additional disclosures about fair value measurements. See Note 4, “Fair Value”, for detailed information regarding fair value measurements.

In May 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 165, “Subsequent Events.” This standard establishes principles and requirements for potential recognition and disclosure of events or transactions that occur after the balance sheet date. See Note 9, “Subsequent Events”.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (July 31, 2006 through July 31, 2009).

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at July 31, 2009, the tax cost of investments of the Value Growth Portfolio differed by $375,671 from the cost for financial reporting purposes.

At July 31, 2009, the approximate net capital loss carryovers were as follows:

	Portfolio
	Value	Strategic
Net Capital Loss Carryovers Expire In:	Growth	Yield	Managed	Blue Chip

2011	$—	$626,000	$—	$—
2012	—	268,000	—	—
2017	3,126,000	14,000	239,000	979,000

	$3,126,000	$908,000	$239,000	$979,000

There were no capital loss carryovers utilized during the year ended July 31, 2009.

As of July 31, 2009, the Value Growth, Strategic Yield, Managed and Blue Chip Portfolios had post-October capital losses of $5,609,054, $557,376, $2,064,400 and $285,817, respectively, that will be deferred to the first day of the next fiscal year.

The tax character of distributions for the years indicated were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
Portfolio	Income	Gains	Income	Gains

Value Growth	$589,812	$—	$1,338,692	$1,112,766
High Grade Bond	617,876	146,949	649,854	—
Strategic Yield	639,342	—	702,843	—
Managed	637,102	—	780,676	1,874,925
Money Market	15,623	—	84,995	—
Blue Chip	576,995	223,681	650,311	1,917,700

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes (continued)

As of July 31, 2009, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value	High Grade	Strategic
	Growth	Bond	Yield	Managed

Undistributed ordinary income	$397,903	$129	$3,707	$40,702
Undistributed capital gains	—	11,038	—	—
Accumulated capital losses	(8,735,028)	—	(1,466,025)	(2,303,317)
Net unrealized appreciation (depreciation) of investments	(6,945,732)	(424,365)	(991,112)	(869,599)
Other timing differences	—	—	(3,272)	—

Total accumulated earnings (deficit)	$(15,282,857)	$(413,198)	$(2,456,702)	$(3,132,214)

The primary differences between book-basis and tax-basis accumulated capital losses and net unrealized depreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. The High Grade Bond Portfolio had undistributed short-term capital gains which are characterized as ordinary income for tax purposes. The Strategic Yield Portfolio held a trust preferred security which accrues income for tax purposes and not financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSC are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the year ended July 31, 2009, EquiTrust Marketing retained $133,594 in sales charges from the sales of Class A shares and $15,652 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A proportionate amounts of net investment income is moved from Class B to Class A. During the year ended July 31, 2009, expense reimbursements moved from Class B to Class A in the Strategic Yield, Managed and Money Market Portfolios in the amount of $435, $1,246 and $385, respectively.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

3.  Management Contract and Transactions with Affiliates (continued)

During the year ended July 31, 2009, EquiTrust Investment began voluntarily waiving various Portfolio and class level expenses in the Money Market Portfolio Class A, B and I shares. These voluntary waivers may be revoked at any time. For the year ended July 31, 2009, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	Class A	Class B	Class I

Investment advisory and management fees	$1,281	$293	$4,906
Transfer and dividend disbursing agent fees	2,113	1,519	723
Distribution fees	215	140	—
Administrative service fees	1,314	—	—
Accounting fees	204	49	784
Custodian fees	763	177	2,831
Registration fees	1,693	—	2,234
Miscellaneous	976	237	3,771

Total	$8,559	$2,415	$15,249

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At July 31, 2009, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I

Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 109,553 shares of Value Growth Portfolio (Class I) at July 31, 2009.

4.  Fair Value

As discussed in Note 1, Statement No. 157, “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At August 1, 2008 and July 31, 2009, there were no valuation inputs classified as level 3.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

4.  Fair Value (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009:

	Investments in Securities
	Value	High Grade	Strategic		Money
	Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common stock	$52,157,003	$—	$—	$23,541,499	$—	$38,691,339
Publicly traded partnerships	—	—	—	660,887	—	—
Preferred stock	—	—	188,800	—	—	—
Money market mutual fund	103,996	130,029	97,337	61,655	—	89,261
Level 2 — Other Significant Observable Inputs:
Debt securities issued by
US government agencies	774,975	1,374,883	1,049,938	2,374,858	3,709,491	1,449,950
Corporate debt securities	—	5,343,601	9,005,667	—	100,000	—
Residential mortgage-backed securities	—	6,928,037	436,441	8,452,823	—	—
Commercial mortgage-backed securities	—	304,531	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$53,035,974	$14,081,081	$10,778,183	$35,091,722	$3,809,491	$40,230,550

5.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Year Ended July 31, 2009:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	120,735	46,742	33,943	80,831	749,214	41,358
Class B	4,885	3,190	205	8,175	224,533	2,049
Class I	115,200	131,248	91,260	120,984	623,780	57,213
Shares converted from Class B to Class A:
Class A	135,955	54,594	27,757	87,112	195,688	52,374
Class B	(136,117)	(54,616)	(27,757)	(87,208)	(195,687)	(52,480)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	40,004	35,943	35,945	32,648	1,650	14,728
Class B	3,069	6,550	6,190	4,435	630	3,181
Class I	13,899	33,428	27,499	16,139	1,950	7,750
Shares redeemed:
Class A	(306,734)	(98,990)	(85,074)	(210,438)	(1,040,880)	(84,162)
Class B	(35,470)	(8,657)	(13,207)	(39,534)	(136,006)	(15,067)
Class I	(81,895)	(170,741)	(86,461)	(115,424)	(496,283)	(43,304)

Net Increase (Decrease)	(126,469)	(21,309)	10,300	(102,280)	(71,411)	(16,360)

Year Ended July 31, 2009:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$1,284,672	$453,074	$267,467	$930,694	$749,214	$1,292,052
Class B	56,588	30,852	1,498	89,120	224,533	59,247
Class I	1,230,837	1,259,692	723,088	1,423,854	623,780	1,789,235
Value of shares converted from Class B to Class A:
Class A	2,035,115	554,716	292,288	1,164,451	195,688	1,307,383
Class B	(2,035,115)	(554,716)	(292,288)	(1,164,451)	(195,688)	(1,307,383)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	409,244	344,628	281,271	381,576	1,650	457,457
Class B	31,399	62,749	48,475	52,041	630	98,747
Class I	143,440	320,843	215,114	189,905	1,950	242,056
Value redeemed:
Class A	(3,313,715)	(947,469)	(678,002)	(2,439,849)	(1,040,880)	(2,648,530)
Class B	(371,758)	(82,957)	(107,551)	(471,727)	(136,005)	(481,061)
Class I	(864,571)	(1,639,237)	(678,745)	(1,302,888)	(496,283)	(1,310,847)

Net Increase (Decrease)	$(1,393,864)	$(197,825)	$72,615	$(1,147,274)	$(71,411)	$(501,644)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Year Ended July 31, 2008:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	107,450	41,731	30,585	90,134	624,591	33,947
Class B	9,431	5,129	11,508	7,195	120,165	987
Class I	88,414	248,351	83,517	99,204	541,852	36,490
Shares converted from Class B to Class A:
Class A	147,131	111,015	46,319	106,200	36,537	61,514
Class B	(147,543)	(111,062)	(46,320)	(106,323)	(36,537)	(61,608)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	113,097	25,027	32,851	110,502	11,547	30,788
Class B	17,992	8,141	7,705	24,493	4,186	10,371
Class I	25,044	26,212	24,106	38,578	6,258	13,323
Shares redeemed:
Class A	(480,353)	(91,790)	(119,815)	(227,633)	(437,562)	(108,398)
Class B	(60,303)	(19,708)	(30,906)	(45,074)	(23,370)	(28,315)
Class I	(84,629)	(163,935)	(118,219)	(101,066)	(193,715)	(53,941)

Net Increase (Decrease)	(264,269)	79,111	(78,669)	(3,790)	653,952	(64,842)

Year Ended July 31, 2008:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$1,637,517	$430,733	$284,447	$1,354,718	$624,591	$1,531,130
Class B	149,446	53,306	108,307	109,798	120,165	40,371
Class I	1,363,000	2,564,061	780,165	1,494,702	541,852	1,660,440
Value of shares converted from Class B to Class A:
Class A	2,189,411	1,128,154	482,203	1,417,321	36,537	1,589,051
Class B	(2,189,411)	(1,128,154)	(482,203)	(1,417,321)	(36,537)	(1,589,051)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	1,756,406	256,613	303,490	1,659,043	11,547	1,443,660
Class B	279,244	83,580	71,389	368,043	4,186	486,084
Class I	392,947	268,795	222,548	581,329	6,258	627,261
Value redeemed:
Class A	(7,361,070)	(933,749)	(1,110,712)	(3,428,608)	(437,562)	(4,897,343)
Class B	(923,601)	(202,914)	(291,192)	(679,329)	(23,370)	(1,306,188)
Class I	(1,315,214)	(1,681,727)	(1,102,980)	(1,550,529)	(193,715)	(2,478,234)

Net Increase (Decrease)	$(4,021,325)	$838,698	$(734,538)	$(90,833)	$653,952	$(2,892,819)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

7.  Investment Transactions

For the year ended July 31, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$14,757,752	$15,146,501
High Grade Bond	2,291,884	2,111,620
Strategic Yield	1,141,104	1,529,836
Managed	3,065,921	3,682,757
Blue Chip	—	1,577,168

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at July 31, 2009, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation (Depreciation)
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$59,981,706	$4,294,783	$11,240,515	$(6,945,732)
High Grade Bond	14,505,446	563,875	988,240	(424,365)
Strategic Yield	11,769,295	249,700	1,240,812	(991,112)
Managed	35,961,321	3,991,741	4,861,340	(869,599)
Blue Chip	33,032,707	14,018,665	6,820,822	7,197,843

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.  Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

     Ordinary Income Dividends:

	High Grade Bond Portfolio			Strategic Yield Portfolio			Money Market Portfolio
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I

August 29, 2008	$0.0329	$0.0288	$0.0388	$0.0413	$0.0396	$0.0470	$0.0004	$0.0002	$0.0011
September 30, 2008	0.0363	0.0318	0.0428	0.0432	0.0413	0.0494	0.0005	0.0002	0.0012
October 31, 2008	0.0361	0.0321	0.0420	0.0417	0.0400	0.0471	0.0003	0.0006	0.0009
November 26, 2008	0.0317	0.0283	0.0367	0.0400	0.0387	0.0443	0.0001	0.0003	0.0004
December 31, 2008	0.0399	0.0353	0.0468	0.0476	0.0458	0.0534	0.0002	0.0004	0.0003
January 30, 2009	0.0324	0.0284	0.0383	0.0409	0.0394	0.0458	0.0001	0.0002	0.0001
February 27, 2009	0.0351	0.0312	0.0407	0.0494	0.0480	0.0538	0.0002	0.0002	0.0001
March 31, 2009	0.0330	0.0307	0.0394	0.0390	0.0375	0.0439	0.0002	0.0002	0.0001
April 30, 2009	0.0340	0.0326	0.0401	0.0143	0.0129	0.0191	0.0001	0.0001	0.0001
May 29, 2009	0.0313	0.0296	0.0372	0.0377	0.0362	0.0429	0.0001	0.0001	0.0001
June 30, 2009	0.0344	0.0355	0.0408	0.0395	0.0377	0.0456	0.0001	0.0001	0.0001
July 31, 2009	0.0299	0.0320	0.0361	0.0376	0.0359	0.0432	0.0001	0.0001	0.0001

Total Dividends per Share	$0.4070	$0.3763	$0.4797	$0.4722	$0.4530	$0.5355	$0.0024	$0.0027	$0.0046

None of the ordinary dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

8.  Dividends and Distributions to Shareholders (continued)

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the year ended July 31, 2009, for the following Portfolios:

     Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

Managed	09/29/08	09/29/08	09/30/08	$0.0494	$0.0417	$0.0759
Value Growth	12/29/08	12/29/08	12/30/08	0.1203	0.0619	0.1989
Managed	12/29/08	12/29/08	12/30/08	0.0548	0.0459	0.0751
Blue Chip	12/29/08	12/29/08	12/30/08	0.4299	0.3325	0.6635
Managed	03/30/09	03/30/09	03/31/09	0.0553	0.0474	0.0809
Managed	06/29/09	06/29/09	06/30/09	0.0428	0.0325	0.0646

     Long-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

High Grade Bond	12/29/08	12/29/08	12/30/08	$0.1040	$0.1040	$0.1040
Blue Chip	12/29/08	12/29/08	12/30/08	0.1819	0.1819	0.1819

The percentages of income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 100%, 98.5% and 100%, respectively.

     Federal Income Taxes

For the year ended July 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% of these dividends as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

9.  Subsequent Events

On August 13, 2009, shareholders of EquiTrust Money Market Fund, Inc. voted to approve the merger of EquiTrust Money Market Fund, Inc. into EquiTrust Series Fund, Inc. Money Market Portfolio Class I shares. The merger was accomplished by a tax-free exchange of 4,048,593 shares of EquiTrust Money Market Fund, Inc. (valued at $4,048,593) for 4,048,593 shares of EquiTrust Series Fund, Inc. Money Market Portfolio Class I on August 28, 2009. The aggregate net assets of EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc. Money Market Portfolio Class I immediately before the merger was $4,048,593 and $2,978,261, respectively.

The fund is not aware of any other transactions or events, which occurred after the balance sheet date and before the financial statements were issued, September 28, 2009, which would require recognition or disclosure.

9.  Subsequent Events (continued)

(This page intentionally left blank)

9.  Subsequent Events (continued)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
Years ended July 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Value Growth Portfolio
Class A:
2009	$14.08	$0.11		$(2.59)	$(2.48)	$(0.12)	$—	$(0.12)
2008	15.86	0.12		(1.39)	(1.27)	(0.26)	(0.25)	(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2009	$14.04	$0.06		$(2.58)	$(2.52)	$(0.06)	$—	$(0.06)
2008	15.79	0.05		(1.38)	(1.33)	(0.17)	(0.25)	(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
Class I:
2009	$14.28	$0.18		$(2.62)	$(2.44)	$(0.20)	$—	$(0.20)
2008	16.05	0.21		(1.39)	(1.18)	(0.34)	(0.25)	(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
High Grade Bond Portfolio
Class A:
2009	$9.92	$0.41		$0.17	$0.58	$(0.41)	$(0.10)	$(0.51)
2008	10.26	0.43		(0.34)	0.09	(0.43)	—	(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2009	$9.92	$0.38		$0.16	$0.54	$(0.38)	$(0.10)	$(0.48)
2008	10.25	0.39		(0.33)	0.06	(0.39)	—	(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
Class I:
2009	$9.93	$0.48		$0.16	$0.64	$(0.48)	$(0.10)	$(0.58)
2008	10.26	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
Strategic Yield Portfolio
Class A:
2009	$8.83	$0.47	(2)	$(0.50)	$(0.03)	$(0.47)	$—	$(0.47)
2008	9.58	0.50	(2)	(0.75)	(0.25)	(0.50)	—	(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2009	$8.83	$0.45	(2)	$(0.50)	$(0.05)	$(0.45)	$—	$(0.45)
2008	9.58	0.47	(2)	(0.75)	(0.28)	(0.47)	—	(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
Class I:
2009	$8.83	$0.54		$(0.50)	$0.04	$(0.54)	$—	$(0.54)
2008	9.58	0.58		(0.75)	(0.17)	(0.58)	—	(0.58)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets	Net Assets	Net Assets	Rate

$11.48	(17.51)%	$39,971	1.52%	1.52%	0.95%	29%
14.08	(8.31)%	49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$11.46	(17.88)%	$4,513	1.96%	1.96%	0.51%	29%
14.04	(8.67)%	7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%

$11.64	(16.92)%	$8,660	0.77%	0.77%	1.70%	29%
14.28	(7.65)%	9,948	0.73%	0.73%	1.36%	19%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%

$9.99	6.21%	$7,576	1.50%	1.50%	4.22%	25%
9.92	0.82%	7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$9.98	5.76%	$1,110	1.81%	1.81%	3.91%	25%
9.92	0.53%	1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%

$9.99	6.90%	$5,497	0.74%	0.74%	4.98%	25%
9.93	1.73%	5,522	0.68%	0.68%	4.98%	18%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%

$8.33	0.19%	$5,822	1.80%	1.75%	6.00%	12%
8.83	(2.68)%	6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$8.33	(0.05)%	$819	2.20%	2.00%	5.75%	12%
8.83	(2.99)%	1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%

$8.33	1.00%	$4,313	0.95%	0.95%	6.80%	12%
8.83	(1.90)%	4,288	0.90%	0.90%	6.23%	9%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Years ended July 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Managed Portfolio
Class A:
2009	$13.99	$0.20	(2)	$(1.75)	$(1.55)	$(0.20)	$—	$(0.20)
2008	15.48	0.24		(0.83)	(0.59)	(0.24)	(0.66)	(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2009	$13.98	$0.16	(2)	$(1.75)	$(1.59)	$(0.17)	$—	$(0.17)
2008	15.46	0.18		(0.82)	(0.64)	(0.18)	(0.66)	(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
Class I:
2009	$14.07	$0.29		$(1.75)	$(1.46)	$(0.30)	$—	$(0.30)
2008	15.56	0.35		(0.83)	(0.48)	(0.35)	(0.66)	(1.01)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
Money Market Portfolio
Class A:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Class I:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2009	$40.25	$0.56		$(7.57)	$(7.01)	$(0.43)	$(0.18)	$(0.61)
2008	47.79	0.60		(6.15)	(5.55)	(0.47)	(1.52)	(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2009	$40.17	$0.45		$(7.56)	$(7.11)	$(0.33)	$(0.18)	$(0.51)
2008	47.73	0.46		(6.14)	(5.68)	(0.36)	(1.52)	(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
Class I:
2009	$40.61	$0.79		$(7.58)	$(6.79)	$(0.66)	$(0.18)	$(0.84)
2008	48.14	0.98		(6.20)	(5.22)	(0.79)	(1.52)	(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets	Net Assets	Net Assets	Rate

$12.24	(10.98)%	$23,977	1.67%	1.66%	1.71%	9%
13.99	(4.13)%	27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$12.22	(11.33)%	$3,164	2.16%	2.00%	1.36%	9%
13.98	(4.48)%	5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%

$12.31	(10.28)%	$8,051	0.88%	0.88%	2.49%	9%
14.07	(3.41)%	8,896	0.85%	0.85%	2.30%	18%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%

$1.00	0.24%	$610	2.04%	0.71%	0.25%	0%
1.00	1.84%	705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	0.26%	$182	2.64%	0.58%	0.26%	0%
1.00	1.72%	289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%

$1.00	0.47%	$2,980	0.95%	0.43%	0.45%	0%
1.00	2.63%	2,850	0.98%	0.98%	2.58%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%

$32.63	(17.33)%	$25,315	1.42%	1.42%	1.71%	0%
40.25	(12.20)%	30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$32.55	(17.63)%	$5,051	1.76%	1.76%	1.37%	0%
40.17	(12.46)%	8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%

$32.98	(16.59)%	$9,899	0.52%	0.52%	2.60%	0%
40.61	(11.51)%	11,311	0.47%	0.47%	2.08%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed

Strategic Yield Portfolio
Class A	2009	$0.47	$2,289
	2008	0.50	365
	2007	0.54	392
	2006	0.33	94
Class B ..	2009	$0.44	$1,537
	2008	0.46	1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2009	$0.20	$1,245
	2007	0.39	532
	2006	0.19	188
Class B .	2009	$0.14	$4,880
	2007	0.31	1,225
	2006	0.17	8,503
Money Market Portfolio
Class A ...	2009	$(0.02)	$10,739
	2008	0.02	1,599
	2007	0.03	3,944
	2006	0.02	140
Class B ...	2009	$(0.02)	$3,504
	2008	0.01	1,852
	2007	0.02	1,994
	2006	0.02	1,041
	2005	—	8,339
Class I .	2009	$—	$15,249
	2005	0.01	668

(3) Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
EquiTrust Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Series Fund, Inc. (comprising, respectively the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios) as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Series Fund, Inc. at July 31, 2009, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
September 28, 2009

OFFICERS AND DIRECTORS

Number of
		Term of		Portfolios
		Office &		in Fund
	Position(s)	Length		Complex
	Held with	of Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Fund	Served (1)	During Past Five Years	by Director	Held by Director

Interested Persons (2)
Craig A. Lang (58)	President and Director	Since 2002	Chairman and Director, FBL Financial Group, Inc. Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc. (Newton, Iowa); Member, Iowa Board of Regents
James E. Hohmann (53)	Vice President	Since 2009	Chief Executive Officer, FBL Financial Group, Inc. Mr. Hohmann serves as an officer and/or director/trustee of various affiliates of the foregoing.
Kristi Rojohn (46)	Chief Executive Officer and Secretary	Since 1990	Chief Executive Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
James P. Brannen (47)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. Mr. Brannen serves as an officer and/or director of various affiliates of the foregoing.
Richard J. Kypta (56)	Executive Vice President	Since 2007	Executive Vice President, FBL Financial Group, Inc. Mr. Kypta serves as an officer and/or director of various affiliates of the foregoing. Past Senior Vice President and Chief Operating Officer, Aviva USA Corporation; Past Senior Vice President, General Counsel and Secretary, Aviva USA Corporation
John M. Paule (53)	Vice President	Since 2000	Executive Vice President, FBL Financial Group, Inc. Mr. Paule serves as an officer and/or director of various affiliates of the foregoing.
Charles T. Happel (48)	Vice President — Investments	Since 2008	Vice President — Investments, FBL Financial Group, Inc. Mr. Happel serves as an officer and/or director of various affiliates of the foregoing.
David A. McNeill (54)	General Counsel	Since 2009	General Counsel, FBL Financial Group, Inc. Mr. McNeill serves as an officer and/or director of various affiliates of the foregoing.
Rob Ruisch (42)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jennifer Morgan (38)	Chief Compliance Officer and Assistant Secretary	Since 2005	Chief Compliance Officer and Assistant Secretary, EquiTrust Mutual Funds, Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Lillie Peshel (35)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Sara Tamisiea (27)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jodi Winslow (34)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing

				Number of
		Term of		Portfolios
		Office &		in Fund
	Position(s)	Length		Complex
	Held with	of Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Fund	Served (1)	During Past Five Years	by Director	Held by Director

Non-Interested Persons (2)
Erwin H. Johnson (66) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (66) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (53) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants	13
James D. Wallace (54) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries	13	Director, GuideOne Insurance and various subsidiaries
Erlin J. Weness (65) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator — Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Mr. Lang is an interested director of the Fund by virtue of the position with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $10,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2009, the Fund paid directors’ fees totaling $29,417.

INFORMATION ON PROXY VOTING

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that the EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2009 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses and the amount of mail that you receive, we have initiated “householding” of our fund reports (annual and semi-annual reports, disclosure documents, prospectuses, proxies, etc.). This means that rather than send one report to each accountholder in your household, we will deliver a single report or document to your household. If you do not wish the mailing of these documents to be combined with those for other members of your household, please call our toll free number, 1-877-860-2904, Monday through Friday between 8 a.m. and 4:30 p.m. We will begin sending individual documents to you within 30 days after receiving notice from you.

Item 2. Code of Ethics.
(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.
Item 3. Audit Committee Financial Expert.
(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2008 and July 31, 2009, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $68,200 and $72,800, respectively.

(b)	Audit-Related Fees: . There were no audit-related fees billed to the Fund for the fiscal years ended July 31, 2008 or July 31, 2009.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2008 and July 31, 2009, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2008	July 31, 2009

Fees related to audits of EquiTrust
Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund	$74,500	$78,300

Services performed for EquiTrust
Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$42,000	$35,200

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:
IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:
C.	Independent registered public accounting firm
2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):
a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.
3.	Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.
•	The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:
(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:
(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal years ended July 31, 2008 and July 31, 2009, there were no non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services.

(h)	Not applicable
Item 5. Audit Committee of Listed Registrant.

Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.
By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
Date: 9/25/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
Date: 9/25/09

By:	/s/ James P. Brannen
	Name:	James P. Brannen
	Title:	Chief Financial Officer
Date: 9/28/09